Related Parties - Summary of Salaries and Other Compensations To The Key Members of Management of The Company (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,064	₩ 866	₩ 1,026
Retirement benefits	36	33	58
Total	₩ 1,100	₩ 899	₩ 1,084